PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Other provisions [abstract]
Schedules of provisions

a) Provisions
	As at December 31, 2021	As at December 31, 2020
Environmental rehabilitation (“PER”)	$2,559	$2,950
Post-retirement benefits	48	43
Share-based payments	17	24
Other employee benefits	42	25
Other	102	97
	$2,768	$3,139

b) Environmental Rehabilitation
	2021	2020
At January 1	$3,081	$3,078
PERs divested during the year	(265)	(6)
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	44	79
Settlements
Cash payments	(89)	(67)
Settlement gains	(6)	(3)
Accretion	18	16
Operating Sites
PER revisions in the year	(42)	1
Settlements
Cash payments	(44)	(39)
Settlement gains	(2)	(3)
Accretion	30	25
At December 31	$2,725	$3,081
Current portion (note 24)	(166)	(131)
	$2,559	$2,950